Income tax benefit/(expense)	12 Months Ended
Dec. 31, 2024
Income tax benefit/(expense)
Income tax benefit/(expense)

11   Income tax benefit/(expense)

The income tax benefit/(expense) of the Group for the years ended December 31, 2022, 2023 and 2024 is analyzed as follows:

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
Current income tax	(25,259)	(15,196)	(2,975)
Deferred income tax	87,406	5,434	(452,393)
Income tax benefit/ (expense)	62,147	(9,762)	(455,368)

The deferred income tax for the year ended December 31, 2024 was mainly due to a reversal of deferred income tax assets (Note 35).

11     Income tax benefit/(expense) (Continued)

The tax on the Group’s loss before income tax differs from the theoretical amount that would arise using the statutory tax rate applicable to loss of the consolidated entities as follows:

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Loss before taxation from continuing operations	857,337	210,341	249,338
Loss/(profit) before income tax from discontinued operations	132,836	151,373	(209,499)
	990,173	361,714	39,839
Tax calculated at PRC statutory income tax rate of 25%	247,543	90,429	9,960
Differential of income tax rates applicable to subsidiaries	(119,211)	(36,590)	21,448
Expense not deductible for tax purposes	(5,659)	(3,863)	(3,728)
Incomes not subject to tax	542	191	2,910
Tax losses and temporary differences for which no deferred income tax asset was recognized	(73,690)	(73,942)	(50,869)
Additional deductible allowance for research and development expenses	10,164	12,474	8,883
Derecognition of deferred income tax asset	—	—	(454,471)
Utilization of previously unrecognized tax losses	2,458	1,539	10,499
Income tax benefit/ (expense)	62,147	(9,762)	(455,368)

The unused tax losses which no deferred tax asset has been recognized for the years ended December 31, 2023 and 2024 is analyzed as follows:

	At December 31,
	2023	2024
	RMB’000	RMB’000
	(Note 12)
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	1,971,954	3,963,089

11    Income tax benefit/(expense) (Continued)

The expiry dates of the unused tax losses not recognized as deferred tax assets for the years ended December 31, 2023 and 2024 are listed as follows (excludidng unused tax losses without expiry date):

	At December 31,
	2023	2024
	RMB’000	RMB’000
	(Note 12)
Continuing operations
Year 2024	419,866	—
Year 2025	83,576	89,886
Year 2026	208,346	217,054
Year 2027	67,745	79,241
Year 2028	113,129	607,088
Year 2029	7,149	877,938
Year 2030	8,049	460,505
Year 2031	56,495	250,170
Year 2032	122,036	267,019
Year 2033	220,273	281,583
Year 2034	—	144,707

a)	PRC Enterprise Income Tax (“EIT”)

The income tax provision of the Group in respect of operations in Mainland China had been calculated at the tax rate of 25% for the years ended December 31, 2022, 2023 and 2024, unless preferential tax rates were applicable.

Certain subsidiaries of the Group in mainland China were subject to “High and New Technology Enterprise”, whose preferential income tax rate is 15% for the years ended December 31, 2022, 2023 and 2024.

Moreover, certain subsidiaries of the Group were established in the Shenzhen Qianhai Shenzhen-Hong Kong Cooperation Zone and accordingly is entitled to a reduced income tax rate of 15%.

b)	Cayman Islands EIT

The Company was not subject to any taxation in the Cayman Islands for the the years ended December 31, 2022, 2023 and 2024.

c)	Hong Kong Profits Tax

Hong Kong profits tax had been provided for at the rate of 16.5% on the estimated assessable profits for the the years ended December 31, 2022, 2023 and 2024.

d)	Enterprise Income Tax in Other Jurisdictions

Income tax on profit arising from other jurisdictions, including Singapore, Indonesia, Malaysia and United Arab Emirates, had been calculated on the estimated assessable profit for the the years ended December 31, 2022, 2023 and 2024 at the respective rates prevailing in the relevant jurisdictions, which were not higher than 25%.

e)	PRC Withholding Tax (“WHT”)

According to the EIT Law, distribution of profits earned by PRC companies since January 1, 2008 to overseas investors is subject to withholding tax of 5% or 10%, depending on the region of incorporation of the overseas investor, upon the distribution of profits to overseas-incorporated immediate holding companies.

11    Income tax benefit/(expense) (Continued)

e)	PRC Withholding Tax (“WHT”) (Continued)

The Group plans to indefinitely reinvested undistributed earnings earned from its PRC subsidiaries in its operations in PRC. Therefore, no withholding income tax for undistributed earnings of its subsidiaries were provided as at December 31, 2023 and 2024 respectively.